Average Annual Total Returns{- Fidelity Freedom Index 2015 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2015 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F1902 Past 1 year	F1902 Past 5 years	F1902 Past 10 years
Total	11.55%	8.54%	6.71%	10.56%	6.98%	5.61%	7.03%	6.35%	5.07%	7.51%	4.44%	3.84%	11.62%	8.68%	7.38%